Share-Based Payment Plans - Schedule of Number of Shares Assigned and Outstanding (Details)			12 Months Ended
	Oct. 01, 2015 shares	Oct. 01, 2014 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares € / shares
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	6,775,445	6,927,953
First Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				8,466,996
Outstanding shares (shares)				7,756,796
First Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				4,233,498
Outstanding shares (shares)				3,878,398
Unit fair value | € / shares				€ 4.52
First Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				4,233,498
Outstanding shares (shares)				3,878,398
Unit fair value | € / shares				€ 6.46
First Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				787,500
Outstanding shares (shares)				759,500
First Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				393,750
Outstanding shares (shares)				379,750
Unit fair value | € / shares				€ 4.52
First Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				393,750
Outstanding shares (shares)				379,750
Unit fair value | € / shares				€ 6.46
Second Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			9,471,489
Outstanding shares (shares)				9,034,668
Second Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				4,735,744.5
Outstanding shares (shares)				4,517,334
Unit fair value | € / shares				€ 4.44
Second Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				4,735,744.5
Outstanding shares (shares)				4,517,334
Unit fair value | € / shares				€ 6.14
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)			812,000
Outstanding shares (shares)				803,250
Second Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				406,000
Outstanding shares (shares)				401,625
Unit fair value | € / shares				€ 4.44
Second Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)				406,000
Outstanding shares (shares)				401,625
Unit fair value | € / shares				€ 6.14